Income Taxes (Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income tax (expense) benefit at federal statutory rate					$ (19,500)	$ (137,775)	$ 58,366
Tax effect of REIT election					18,501	138,563	(60,230)
State and local taxes, net of federal benefit					194	(1,088)	(843)
Permanent difference					(4)	(1)	1,252
Valuation allowance						(8,607)	(1,672)
Other							(203)
Total income tax provision	$ (985)	$ (165)	$ (2,116)	$ (971)	$ (809)	$ (8,908)	$ (3,330)